Submission	Sep. 30, 2026
Submission [Line Items]
Central Index Key	0001347185
Registrant Name	AFS SENSUB CORP.
Registration File Number	333-275606
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES